Other Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Compensation	$4,938	$4,894	$5,108
Pension, postretirement and postemployment benefit costs	400	473	488
Commissions	4,517	5,153	5,428
Volume-related costs	1,002	859	842
Capitalization of DAC	(3,837)	(4,183)	(4,786)
Amortization of DAC and VOBA	3,936	4,132	3,550
Amortization of negative VOBA	(361)	(442)	(579)
Interest expense on debt	1,208	1,216	1,282
Premium taxes, licenses and fees	766	801	658
Professional services	1,511	1,457	1,454
Rent and related expenses, net of sublease income	328	361	376
Other (1)	2,361	2,370	2,781
Total other expenses	$16,769	$17,091	$16,602

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(1)	See Note 19 for information on the charge related to income tax for the year ended December 31, 2015 and the Japan income tax refund for the year ended December 31, 2013.

Restructuring charges
These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

	Years Ended December 31,
	2015			2014			2013
	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total
	(In millions)
Balance at January 1,	$31	$6	$37	$40	$6	$46	$23	$—	$23
Restructuring charges	60	4	64	83	8	91	99	16	115
Cash payments	(73)	(6)	(79)	(92)	(8)	(100)	(82)	(10)	(92)
Balance at December 31,	$18	$4	$22	$31	$6	$37	$40	$6	$46
Total restructuring charges incurred since inception of initiative	$383	$46	$429	$323	$42	$365	$240	$34	$274